Fair Value Measurements (Details) - Schedule of Warrants Based on a Black Scholes Option Pricing Method	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Replacements Warrants [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input	0.00%	0.00%
Expected term [Member] | Warrants [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Expected term	7 years	7 years	7 years
Expected term [Member] | Replacements Warrants [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Expected term	29 days	3 months 18 days
Expected volatility [Member] | Warrants [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input	77.00%	77.00%
Expected volatility [Member] | Replacements Warrants [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input	78.50%	78.50%
Risk-free interest rate [Member] | Warrants [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input	3.92%	3.92%
Risk-free interest rate [Member] | Replacements Warrants [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input	5.49%	5.40%
Expected dividend yield [Member] | Warrants [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input	0.00%	0.00%